FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Decrease /increase in functional currency			$ 557
Accumulated losses	$ 153,416,000		153,416,000		$ 138,187,000
Net loss for the period	$ 7,336,000	$ 12,591,000	$ 15,617,000	$ 19,345,000